Right of use assets and related lease liabilities - Narrative (Details)		1 Months Ended			12 Months Ended
	Sep. 26, 2019 USD ($) vessel	Apr. 30, 2022 USD ($)	Apr. 30, 2020 USD ($) agreement	Apr. 30, 2017 USD ($) agreement	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels under fixed rate bareboat charter agreements | vessel					3	7
Number of vessels under variable rate bareboat charter agreements | vessel					19	19
Number of vessels | vessel					1
Borrowings					$ 1,436,224,000	$ 2,541,678,000
Principal repayments on IFRS 16 lease liabilities					79,502,000	56,729,000	$ 77,913,000
Income from subleasing right-of-use assets					246,500,000	91,800,000	$ 165,800,000
Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Monthly installments	$ 200,000
Prepayments	$ 18,000,000
Vessels are required to maintain a fair value, as determined by the average value of semi-annual appraisals from two approved third party brokers	111.00%
Trafigura transaction | London Interbank Offered Rate LIBOR plus margin
Disclosure of finance lease and operating lease by lessee [line items]
Adjustment to interest rate basis	3.50%
Trafigura transaction | From the latter of the date of the Trafigura Transaction or the delivery date of the respective vessel
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel	8
Modified agreement period	8 years
Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings					1,948,592,000	3,145,623,000
IFRS 16 - Leases - $670.0 Million (see Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings					475,939,000	546,730,000
IFRS 16 - Leases - 3 MR (See Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings					$ 21,138,000	$ 29,268,000
MR
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16								6.00%
MR | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Prepayments	$ 800,000
MR | Bareboat chartered-in product tankers
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | agreement			3
Increase in lease obligation, per vessel			$ 1,900,000
Lease contract term			3 years
Lease payments, daily rate			$ 1,910,000
MR | Bareboat chartered-in product tankers | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | agreement				3
LR2 | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Prepayments	$ 1,500,000
Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel					113	131
Vessels | Leasehold interest | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels	19
Vessels | IFRS 16 - Leases - $670.0 Million (see Note 6) | STI Majestic
Disclosure of finance lease and operating lease by lessee [line items]
Principal repayments on IFRS 16 lease liabilities		$ 25,600,000
Vessels | MR
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel							13
Vessels | MR | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Leaseback, daily rate				$ 8,800
Sale leaseback transaction, deposit per vessel				$ 4,350,000
Sale and leaseback, term of lease				8 years